PRUDENTIALTOTAL RETURN BOND FUND, INC.

Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102-4077

October 13, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     485(a) Filing for Prudential Total Return Bond Fund, Inc.

Registration Nos. 33-55441 and 811-7215

Dear Sir or Madam:

     We are filing today via EDGAR a Post-Effective Amendment under Rule 485(a) to the Registration Statement of the above-referenced Registrant. The purpose for the filing of this Post-Effective Amendment is to add a new class of shares, known as Class “Q” shares, to the Registrant’s registration statement.

Thank you for your attention to this filing.

Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

                         Sincerely,

                         /s/ Jonathan D. Shain

                         Jonathan D. Shain

                         Assistant Secretary